VIA EDGAR

                         March 1, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam Global Governmental Income Trust (Reg. No. 33-7232)
     (811-4524) (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 27, 1996.

     Comments or questions concerning this certificate may be directed to Karl W. Saur at 1-800-225-2465, ext. 1698.

                         Very truly yours,


                         Putnam Global Governmental Income Trust

                         /s/ Gordon H. Silver
                    By:  ----------------------------------
                         Gordon H. Silver
                         Vice President

cc:  Brian McCabe, Esq.